Bingham McCutchen LLP
One Federal Street
Boston, Massachusetts 02110

November 13, 2012

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Aquila Narragansett Tax-Free Income Fund (formerly Narragansett Insured Tax-Free Income Fund)
(File Nos. 33-48696 and 811-6707)

Ladies and Gentlemen:

On behalf of Aquila Narragansett Tax-Free Income Fund (formerly, Narragansett Insured Tax-Free Income Fund) (the “Fund”) and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing in interactive data format the risk/return summary information that appears in a supplement dated October 25, 2012 to the Fund’s Prospectus.

Any questions or comments relating to the filing should be directed to the undersigned at (617) 951-8458 or Toby R. Serkin at (617) 951-8760.

Sincerely,

/s/ Jeremy B. Kantrowitz

Jeremy B. Kantrowitz

Enclosures